UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04400

T. Rowe Price Equity Income Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Equity Income Fund	September 30, 2015

T. ROWE PRICE EQUITY INCOME FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 97.0%		
CONSUMER DISCRETIONARY 11.6%		
Auto Components 0.8%		
Johnson Controls	4,300,000	177,848
		177,848
Automobiles 1.1%		
Ford Motor	8,351,600	113,331
General Motors	4,760,006	142,896
		256,227
Distributors 0.7%		
Genuine Parts	1,891,900	156,819
		156,819
Hotels, Restaurants & Leisure 1.4%		
Carnival	3,891,400	193,403
Las Vegas Sands	3,620,000	137,451
		330,854
Leisure Products 1.0%		
Mattel	11,100,000	233,766
		233,766
Media 4.1%		
Cablevision Systems, Class A	6,018,998	195,437
Comcast, Class A	2,643,000	150,334
New York Times, Class A	4,221,091	49,851
News Corp, Class A	6,250,000	78,875
Time Warner	1,557,733	107,094
Twenty-First Century Fox	3,312,663	89,674
Twenty-First Century Fox, Class A	2,103,500	56,752
Viacom, Class B	1,350,000	58,252
Walt Disney	1,556,600	159,085
		945,354

Multiline Retail 1.6%		
Kohl's	4,260,600	197,309
Macy's	3,366,200	172,753
		370,062
Specialty Retail 0.7%		
Staples	13,999,100	164,209
		164,209
Textiles, Apparel & Luxury Goods 0.2%		
Coach	1,920,000	55,546
		55,546
Total Consumer Discretionary		2,690,685
CONSUMER STAPLES 5.2%		
Beverages 1.0%		
PepsiCo	2,450,400	231,073
		231,073
Food & Staples Retailing 0.5%		
Wal-Mart	1,925,000	124,817
		124,817
Food Products 2.7%		
Archer-Daniels-Midland	6,209,900	257,400
Campbell Soup	2,476,800	125,524
Kellogg	1,706,500	113,568
McCormick	1,591,800	130,814
		627,306
Household Products 0.8%		
Clorox	1,675,900	193,617
		193,617

Personal Products 0.2%		
Avon	10,332,400	33,580
		33,580
Total Consumer Staples		1,210,393
ENERGY 10.6%		
Energy Equipment & Services 0.3%		
Diamond Offshore Drilling	3,690,000	63,837
		63,837
Oil, Gas & Consumable Fuels 10.3%		
Anadarko Petroleum	2,136,000	128,993
Apache	7,175,000	280,973
BP, ADR	2,869,400	87,689
Canadian Natural Resources	7,185,400	139,756
Chevron	4,739,200	373,828
Columbia Pipeline	8,553,000	156,434
ConocoPhillips	802,200	38,474
CONSOL Energy	6,100,000	59,780
ExxonMobil	5,608,000	416,955
Hess	5,238,500	262,239
Occidental Petroleum	2,710,000	179,266
Royal Dutch Shell, ADR	5,716,600	270,910
		2,395,297
Total Energy		2,459,134
FINANCIALS 22.7%		
Banks 11.7%		
Bank of America	29,166,586	454,415
JPMorgan Chase	12,274,100	748,352
PNC Financial Services Group	3,640,000	324,688
Royal Bank of Scotland (GBP) (1)	23,236,605	111,037
SunTrust	4,680,000	178,963

U.S. Bancorp	10,208,400	418,647
Wells Fargo	9,407,300	483,065
		2,719,167
Capital Markets 2.7%		
Bank of New York Mellon	2,550,000	99,832
Northern Trust	4,360,400	297,205
Och-Ziff Capital Management, Partnership	5,480,000	47,840
State Street	2,665,000	179,115
		623,992
Consumer Finance 1.2%		
American Express	3,831,600	284,037
		284,037
Insurance 5.2%		
Chubb	1,223,600	150,074
Loews	7,124,300	257,472
Marsh & McLennan	6,997,100	365,388
MetLife	5,699,100	268,713
Sun Life Financial	3,257,800	105,097
Willis Group Holdings	1,217,400	49,877
		1,196,621
Real Estate Investment Trusts 1.9%		
Digital Realty Trust, REIT	2,215,200	144,697
Rayonier, REIT	4,487,200	99,033
Weyerhaeuser, REIT	6,796,789	185,824
		429,554
Total Financials		5,253,371
HEALTH CARE 7.1%		
Health Care Equipment & Supplies 0.1%		
Becton, Dickinson & Company	210,000	27,859
		27,859

Pharmaceuticals 7.0%		
Bristol-Myers Squibb	5,512,700	326,352
GlaxoSmithKline (GBP)	6,467,001	123,971
Johnson & Johnson	4,672,800	436,206
Merck	6,571,200	324,551
Pfizer	12,599,315	395,744
		1,606,824
Total Health Care		1,634,683
INDUSTRIALS & BUSINESS SERVICES 13.8%		
Aerospace & Defense 3.3%		
Boeing	2,521,500	330,190
Harris	3,580,000	261,877
Honeywell International	1,550,000	146,769
United Technologies	309,400	27,534
		766,370
Air Freight & Logistics 1.3%		
UPS, Class B	3,056,100	301,607
		301,607
Building Products 0.8%		
Masco	3,299,600	83,084
USG (1)	3,724,800	99,154
		182,238
Commercial Services & Supplies 0.4%		
Tyco International	2,755,700	92,206
		92,206
Electrical Equipment 1.5%		
Eaton	2,167,950	111,216
Emerson Electric	5,045,900	222,877
		334,093

Industrial Conglomerates 3.4%		
GE	30,788,100	776,476
		776,476
Machinery 3.1%		
Deere	2,494,500	184,593
Flowserve	2,000,000	82,280
Illinois Tool Works	3,659,400	301,205
Joy Global	3,250,000	48,523
Stanley Black & Decker	555,000	53,824
Xylem	1,730,000	56,830
		727,255
Total Industrials & Business Services		3,180,245
INFORMATION TECHNOLOGY 10.0%		
Communications Equipment 2.0%		
Cisco Systems	8,740,700	229,443
QUALCOMM	4,530,000	243,397
		472,840
Electronic Equipment, Instruments & Components 0.9%		
Corning	11,933,700	204,305
		204,305
IT Services 1.6%		
Computer Sciences	1,355,200	83,182
IBM	1,420,000	205,857
Western Union	3,950,800	72,537
		361,576
Semiconductor & Semiconductor Equipment 2.5%		
Analog Devices	3,167,300	178,668
Applied Materials	12,566,800	184,606

Texas Instruments	4,507,000	223,187
		586,461
Software 1.5%		
CA	2,643,800	72,176
Microsoft	6,352,600	281,166
		353,342
Technology Hardware, Storage & Peripherals 1.5%		
Dell, Acquisition Date: 6/13 – 10/12/12 Cost $191,025 (1)(2)(3)	16,500,000	226,875
EMC	4,780,000	115,485
		342,360
Total Information Technology		2,320,884
MATERIALS 5.1%		
Chemicals 1.3%		
EI du Pont de Nemours	4,775,000	230,155
Potash Corporation of Saskatchewan	3,650,000	75,008
		305,163
Construction Materials 1.0%		
Vulcan Materials	2,580,000	230,136
		230,136
Containers & Packaging 0.5%		
Westrock	2,279,088	117,236
		117,236
Metals & Mining 1.2%		
Newmont Mining	5,910,000	94,974
Nucor	4,918,100	184,674
		279,648

Paper & Forest Products 1.1%		
International Paper	6,578,936	248,618
		248,618
Total Materials		1,180,801
TELECOMMUNICATION SERVICES 4.0%		
Diversified Telecommunication Services 3.8%		
AT&T	11,301,000	368,187
CenturyLink	4,356,579	109,437
Telefonica (EUR)	9,362,951	113,482
Verizon Communications	6,337,066	275,726
		866,832
Wireless Telecommunication Services 0.2%		
Vodafone (GBP)	17,036,648	53,870
		53,870
Total Telecommunication Services		920,702
UTILITIES 6.9%		
Electric Utilities 5.1%		
Duke Energy	4,041,928	290,776
Edison International	398,635	25,142
Entergy	3,886,200	252,992
Exelon	5,310,000	157,707
FirstEnergy	7,702,600	241,168
XCEL Energy	5,832,400	206,525
		1,174,310
Independent Power & Renewable Electricity Producers 0.3%		
AES	7,613,200	74,533
		74,533
Multi-Utilities 1.5%		
NiSource	10,906,700	202,320

PG&E	2,780,100	146,789
		349,109
Total Utilities		1,597,952
Total Common Stocks (Cost $18,525,461)		22,448,850
BOND MUTUAL FUNDS 0.9%		
T. Rowe Price Institutional Floating Rate Fund, 4.35% (4)(5)	22,000,379	218,684
Total Bond Mutual Funds (Cost $219,378)		218,684
SHORT-TERM INVESTMENTS 1.9%		
Money Market Funds 1.9%		
T. Rowe Price Reserve Investment Fund, 0.10% (4)(6)	429,987,360	429,987
Total Short-Term Investments (Cost $429,987)		429,987
Total Investments in Securities		
99.8% of Net Assets (Cost $19,174,826)		**$ 23,097,521**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy. See Note 2.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $226,875 and represents 1.0% of net assets.
(4) Affiliated Company
(5) SEC 30-day yield
(6) Seven-day yield
ADR American Depository Receipts
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on October 31, 1985. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2015, totaled $0 for the period ended September 30, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $19,174,826,000. Net unrealized gain aggregated $3,922,619,000 at period-end, of which $6,313,120,000 related to appreciated investments and $2,390,501,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds as a means of gaining efficient and cost-effective exposure to certain markets. Each underlying T. Rowe Price fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying T. Rowe Price fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying T. Rowe Price fund related to the fund’s investment therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015